Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a)     The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Voyage revenues (i)	10,300	9,200	19,416	18,177
Vessel operating expenses (ii)	(2,886)	(1,337)	(5,158)	(2,733)
Time-charter hire expenses (iii)	(5,867)	(5,368)	(11,717)	(11,290)
General and administrative expenses (iv)	(4,145)	(3,787)	(8,992)	(7,585)
Equity income (v)	602	603	1,198	1,206
(i)In September 2018, the Partnership’s FSU, the Bahrain Spirit, commenced its 21-year charter contract with the Bahrain LNG Joint Venture. Voyage revenues from the charter of the Bahrain Spirit to the Bahrain LNG Joint Venture for the three and six months ended June 30, 2021 amounted to $7.4 million and $14.6 million, respectively ($7.2 million and $14.1 million for the three and six months ended June 30, 2020, respectively). In addition, the Partnership has an operation and maintenance contract with the Bahrain LNG Joint Venture relating to the LNG regasification terminal in Bahrain. Fees received in relation to the operation and maintenance contract from the Bahrain LNG Joint Venture for the three and six months ended June 30, 2021 were $2.9 million and $4.8 million, respectively ($2.0 million and $4.1 million for the three and six months ended June 30, 2020, respectively), and are included in voyage revenues in the Partnership's consolidated statements of income.

(ii)The Partnership and certain of its operating subsidiaries have entered into service agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide to the Partnership and its subsidiaries crew training and technical management services. All costs incurred by these Teekay Corporation subsidiaries related to these services are charged to the Partnership and recorded as part of vessel operating expenses.

(iii)Commencing in September 2018, the Partnership entered into an agreement with the MALT Joint Venture to charter in one of the MALT Joint Venture's LNG carriers, the Magellan Spirit (see Note 5b). The time-charter hire expenses charged for the three and six months ended June 30, 2021 were $5.9 million and $11.7 million, respectively ($5.4 million and $11.3 million for the three and six months ended June 30, 2020, respectively).

(iv)Includes administrative, advisory, business development, commercial and strategic consulting services charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership's General Partner for costs incurred on the Partnership's behalf for the conduct of the Partnership's business.

(v)During the three and six months ended June 30, 2021, the Partnership charged fees of $0.6 million and $1.2 million, respectively ($0.6 million and $1.2 million for the three and six months ended June 30, 2020, respectively) to the Yamal LNG Joint Venture relating to the successful bid process for the construction and chartering of six ARC7 LNG carriers. The fees are reflected in equity income in the Partnership’s consolidated statements of income.

b)    As at June 30, 2021 and December 31, 2020, non-interest-bearing advances to affiliates totaled $6.9 million and $4.9 million, respectively, and non-interest-bearing advances from affiliates totaled $8.1 million and $11.0 million, respectively. These advances are unsecured and have no fixed repayment terms. Affiliates are entities that are under common control with the Partnership.

c)    On May 11, 2020, Teekay Corporation and the Partnership eliminated all of the Partnership's incentive distribution rights, which were held by the General Partner, in exchange for 10.75 million newly-issued common units of the Partnership. This was treated as a non-cash transaction in the Partnership's consolidated statements of cash flows.

d)    In December 2019, as part of dissolving certain of the Partnership's controlled subsidiaries as a result of a simplification transaction, the Partnership acquired the General Partner's 1% non-controlling interest in certain of the Partnership's subsidiaries for an amount initially estimated at $2.7 million. In April 2020, the purchase price was finalized at $2.2 million.

e)    For other transactions with the Partnership's equity-accounted joint ventures not disclosed above, please refer to Note 7.